Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Book Values and Fair Values of Long-term Debt
	December 31,
	2012		2011
	Book Value	Fair Value	Book Value	Fair Value
	(in millions)
Long-term Debt	$17,757	$20,907	$16,516	$19,259

Other Temporary Investments
	December 31, 2012
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$241	$-	$-	$241
Fixed Income Securities:
Mutual Funds	65	2	-	67
Equity Securities - Mutual Funds	10	6	-	16
Total Other Temporary Investments	$316	$8	$-	$324

	December 31, 2011
		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair
Other Temporary Investments	Cost	Gains	Losses	Value
	(in millions)
Restricted Cash (a)	$216	$-	$-	$216
Fixed Income Securities:
Mutual Funds	64	-	-	64
Equity Securities - Mutual Funds	11	3	-	14
Total Other Temporary Investments	$291	$3	$-	$294

(a)	Primarily represents amounts held for the payment of debt.

Debt and Equity Securities Within Other Temporary Investments
	Years Ended December 31,
	2012	2011	2010
	(in millions)
Proceeds from Investment Sales	$-	$268	$455
Purchases of Investments	2	154	503
Gross Realized Gains on Investment Sales	-	4	16
Gross Realized Losses on Investment Sales	-	-	-

Total Accumulated Other Comprehensive Income (Loss) Activity for Other Temporary Investments
Total Accumulated Other Comprehensive Income (Loss) Activity for Other Temporary Investments
Years Ended December 31, 2012 and 2011

(in millions)
Balance in AOCI as of December 31, 2010	$4
Changes in Fair Value Recognized in AOCI	1
Amount of (Gain) or Loss Reclassified from AOCI to Statement of Income:
Interest Income	(3)
Balance in AOCI as of December 31, 2011	2
Changes in Fair Value Recognized in AOCI	2
Balance in AOCI as of December 31, 2012	$4

Nuclear Trust Fund Investments
	December 31,
	2012			2011
	Estimated	Gross	Other-Than-	Estimated	Gross	Other-Than-
	Fair	Unrealized	Temporary	Fair	Unrealized	Temporary
	Value	Gains	Impairments	Value	Gains	Impairments
	(in millions)
Cash and Cash Equivalents	$17	$-	$-	$18	$-	$-
Fixed Income Securities:
United States Government	648	58	(1)	544	61	(1)
Corporate Debt	35	5	(1)	54	5	(2)
State and Local Government	270	1	(1)	330	-	(2)
Subtotal Fixed Income Securities	953	64	(3)	928	66	(5)
Equity Securities - Domestic	736	285	(77)	646	215	(80)
Spent Nuclear Fuel and
Decommissioning Trusts	$1,706	$349	$(80)	$1,592	$281	$(85)

Securities Activity Within the Decommissioning and SNF Trusts
	Years Ended December 31,
	2012	2011	2010
	(in millions)
Proceeds from Investment Sales	$988	$1,111	$1,362
Purchases of Investments	1,045	1,167	1,415
Gross Realized Gains on Investment Sales	25	33	12
Gross Realized Losses on Investment Sales	9	22	2

Contractual Maturities, Fair Value of Debt Securities in Nuclear Trusts
Fair Value
of Debt
Securities
(in millions)
Within 1 year	$81
1 year – 5 years	373
5 years – 10 years	266
After 10 years	233
Total	$953

Fair Value, Assets and Liabilities Measured on Recurring Basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2012

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$6	$1	$-	$272	$279

Other Temporary Investments
Restricted Cash (a)	227	5	-	9	241
Fixed Income Securities:
Mutual Funds	67	-	-	-	67
Equity Securities - Mutual Funds (b)	16	-	-	-	16
Total Other Temporary Investments	310	5	-	9	324

Risk Management Assets
Risk Management Commodity Contracts (c) (d)	47	938	131	(599)	517
Cash Flow Hedges:
Commodity Hedges (c)	8	28	-	(12)	24
Fair Value Hedges	-	2	-	2	4
De-designated Risk Management Contracts (e)	-	-	-	14	14
Total Risk Management Assets	55	968	131	(595)	559

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (f)	7	-	-	10	17
Fixed Income Securities:
United States Government	-	648	-	-	648
Corporate Debt	-	35	-	-	35
State and Local Government	-	270	-	-	270
Subtotal Fixed Income Securities	-	953	-	-	953
Equity Securities - Domestic (b)	736	-	-	-	736
Total Spent Nuclear Fuel and Decommissioning Trusts	743	953	-	10	1,706

Total Assets	$1,114	$1,927	$131	$(304)	$2,868

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (d)	$45	$838	$45	$(636)	$292
Cash Flow Hedges:
Commodity Hedges (c)	-	48	-	(12)	36
Interest Rate/Foreign Currency Hedges	-	37	-	-	37
Fair Value Hedges	-	2	-	2	4
Total Risk Management Liabilities	$45	$925	$45	$(646)	$369

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$6	$-	$-	$215	$221

Other Temporary Investments
Restricted Cash (a)	191	-	-	25	216
Fixed Income Securities:
Mutual Funds	64	-	-	-	64
Equity Securities - Mutual Funds (b)	14	-	-	-	14
Total Other Temporary Investments	269	-	-	25	294

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	47	1,299	147	(945)	548
Cash Flow Hedges:
Commodity Hedges (c)	15	23	-	(18)	20
De-designated Risk Management Contracts (e)	-	-	-	28	28
Total Risk Management Assets	62	1,322	147	(935)	596

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (f)	-	5	-	13	18
Fixed Income Securities:
United States Government	-	544	-	-	544
Corporate Debt	-	54	-	-	54
State and Local Government	-	330	-	-	330
Subtotal Fixed Income Securities	-	928	-	-	928
Equity Securities - Domestic (b)	646	-	-	-	646
Total Spent Nuclear Fuel and Decommissioning Trusts	646	933	-	13	1,592

Total Assets	$983	$2,255	$147	$(682)	$2,703

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$43	$1,209	$78	$(1,052)	$278
Cash Flow Hedges:
Commodity Hedges (c)	-	43	-	(18)	25
Interest Rate/Foreign Currency Hedges	-	42	-	-	42
Total Risk Management Liabilities	$43	$1,294	$78	$(1,070)	$345

(a)       Amounts in "Other" column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.

(b)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)       Amounts in "Other" column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for "Derivatives and Hedging."

(d)       The December 31, 2012 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $9 million in 2013, $(3) million in periods 2014-2016 and ($4) million in periods 2017-2018; Level 2 matures $16 million in 2013, $61 million in periods 2014-2016, $16 million in periods 2017-2018 and $7 million in periods 2019-2030; Level 3 matures $18 million in 2013, $31 million in periods 2014-2016, $13 million in periods 2017-2018 and $24 million in periods 2019-2030. Risk management commodity contracts are substantially comprised of power contracts.

(e)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for "Derivatives and Hedging." At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(f)       Amounts in "Other" column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(g)       The December 31, 2011 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $3 million in 2012, $7 million in periods 2013-2015 and ($6) million in periods 2016-2018; Level 2 matures $21 million in 2012, $50 million in periods 2013-2015, $11 million in periods 2016-2017 and $8 million in periods 2018-2030; Level 3 matures ($19) million in 2012, $44 million in periods 2013-2015, $18 million in periods 2016-2017 and $26 million in periods 2018-2030. Risk management commodity contracts are substantially comprised of power contracts.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3
Net Risk Management
Year Ended December 31, 2012	Assets (Liabilities)
(in millions)
Balance as of December 31, 2011	$69
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(15)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	29
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	32
Transfers into Level 3 (d) (e)	1
Transfers out of Level 3 (e) (f)	(35)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	5
Balance as of December 31, 2012	$86

Net Risk Management
Year Ended December 31, 2011	Assets (Liabilities)
(in millions)
Balance as of December 31, 2010	$85
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	(10)
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	9
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(3)
Transfers into Level 3 (d) (e)	13
Transfers out of Level 3 (e) (f)	(12)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	(13)
Balance as of December 31, 2011	$69

Net Risk Management
Year Ended December 31, 2010	Assets (Liabilities)
(in millions)
Balance as of December 31, 2009	$62
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (a) (b)	5
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets)
Relating to Assets Still Held at the Reporting Date (a)	63
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	-
Purchases, Issuances and Settlements (c)	(25)
Transfers into Level 3 (d) (e)	18
Transfers out of Level 3 (e) (f)	(53)
Changes in Fair Value Allocated to Regulated Jurisdictions (g)	15
Balance as of December 31, 2010	$85

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)       Represents existing assets or liabilities that were previously categorized as Level 3.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory liabilities/assets.

Significant Unobservable Inputs for Level 3
	Fair Value		Valuation	Significant	Input/Range
	Assets	Liabilities	Technique	Unobservable Input	Low	High
	(in millions)
Energy Contracts	$124	$38	Discounted Cash Flow	Forward Market Price (a)	$9.40	$111.97
				Counterparty Credit Risk (b)	397
FTRs	7	7	Discounted Cash Flow	Forward Market Price (a)	(3.21)	14.79
Total	$131	$45

(a) Represents market prices in dollars per MWh.

(b) Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.

Appalachian Power Co [Member]
Book Values and Fair Values of Long-term Debt
	December 31,
	2012		2011
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$3,702,442	$4,555,143	$3,726,251	$4,431,912
I&M	2,057,666	2,372,017	2,057,675	2,339,344
OPCo	3,860,440	4,560,337	4,054,148	4,665,739
PSO	949,871	1,175,759	947,364	1,123,306
SWEPCo	2,046,228	2,400,509	1,728,637	2,019,094

Fair Value, Assets and Liabilities Measured on Recurring Basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2012
APCo
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	$4,161	$166,916	$17,058	$(123,117)	$65,018
Cash Flow Hedges:
Commodity Hedges (a)	-	498	-	(196)	302
Total Risk Management Assets	$4,161	$167,414	$17,058	$(123,313)	$65,320

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$1,959	$158,665	$6,079	$(132,884)	$33,819
Cash Flow Hedges:
Commodity Hedges (a)	-	1,551	-	(196)	1,355
Total Risk Management Liabilities	$1,959	$160,216	$6,079	$(133,080)	$35,174

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011
APCo
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	$4,680	$302,128	$25,423	$(255,324)	$76,907
Cash Flow Hedges:
Commodity Hedges (a)	-	1,095	-	(664)	431
De-designated Risk Management Contracts (c)	-	-	-	1,533	1,533
Total Risk Management Assets	$4,680	$303,223	$25,423	$(254,455)	$78,871

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$2,535	$291,194	$23,379	$(279,997)	$37,111
Cash Flow Hedges:
Commodity Hedges (a)	-	3,009	73	(664)	2,418
Total Risk Management Liabilities	$2,535	$294,203	$23,452	$(280,661)	$39,529

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

(c)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for “Derivatives and Hedging.” At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(d)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(e)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(f)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3
Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(5,204)	(3,554)	(7,452)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	5,401	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	23	13	28	-	-
Purchases, Issuances and Settlements (c)	11,200	7,734	16,214	-	-
Transfers into Level 3 (d) (e)	1,392	860	1,909	-	-
Transfers out of Level 3 (e) (f)	(1,930)	(1,144)	(2,527)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	3,527	2,369	(810)	-	-
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$-	$-

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (e)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	1,670	963	2,053	2	2
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	21,314	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(7,163)	(4,121)	(8,800)	(1)	(1)
Transfers into Level 3 (d) (e)	1,133	616	1,333	-	-
Transfers out of Level 3 (e) (f)	(10,999)	(6,558)	(13,978)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	11,062	7,392	(5,684)	(2)	(2)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)       Represents existing assets or liabilities that were previously categorized as Level 3.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

Significant Unobservable Inputs for Level 3
APCo	Fair Value		Valuation	Significant	Forward Price Range
	Assets	Liabilities	Technique	Unobservable Input (a)	Low	High
	(in thousands)
Energy Contracts	$15,310	$3,920	Discounted Cash Flow	Forward Market Price	$9.40	$68.80
FTRs	1,748	2,159	Discounted Cash Flow	Forward Market Price	(3.21)	14.79
Total	$17,058	$6,079

(a)       Represents market prices in dollars per MWh.

Indiana Michigan Power Co [Member]
Book Values and Fair Values of Long-term Debt
	December 31,
	2012		2011
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$3,702,442	$4,555,143	$3,726,251	$4,431,912
I&M	2,057,666	2,372,017	2,057,675	2,339,344
OPCo	3,860,440	4,560,337	4,054,148	4,665,739
PSO	949,871	1,175,759	947,364	1,123,306
SWEPCo	2,046,228	2,400,509	1,728,637	2,019,094

Nuclear Trust Fund Investments
	December 31,
	2012			2011
	Estimated	Gross	Other-Than-	Estimated	Gross	Other-Than-
	Fair	Unrealized	Temporary	Fair	Unrealized	Temporary
	Value	Gains	Impairments	Value	Gains	Impairments
	(in thousands)
Cash and Cash Equivalents	$16,783	$-	$-	$18,229	$-	$-
Fixed Income Securities:
United States Government	647,918	58,268	(747)	543,506	60,946	(547)
Corporate Debt	35,399	4,903	(1,352)	53,979	4,932	(1,536)
State and Local Government	270,090	1,006	(863)	329,986	(430)	(2,236)
Subtotal Fixed Income Securities	953,407	64,177	(2,962)	927,471	65,448	(4,319)
Equity Securities - Domestic	735,582	284,599	(76,557)	646,032	214,748	(79,536)
Spent Nuclear Fuel and
Decommissioning Trusts	$1,705,772	$348,776	$(79,519)	$1,591,732	$280,196	$(83,855)

Securities Activity Within the Decommissioning and SNF Trusts
	Years Ended December 31,
	2012	2011	2010
	(in thousands)
Proceeds from Investment Sales	$987,550	$1,110,909	$1,361,813
Purchases of Investments	1,045,422	1,166,690	1,414,473
Gross Realized Gains on Investment Sales	24,605	33,382	11,570
Gross Realized Losses on Investment Sales	8,881	22,159	2,087

Contractual Maturities, Fair Value of Debt Securities in Nuclear Trusts
Fair Value
of Debt
Securities

(in thousands)
Within 1 year	$80,993
1 year – 5 years	373,532
5 years – 10 years	265,885
After 10 years	232,997
Total	$953,407

Fair Value, Assets and Liabilities Measured on Recurring Basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2012
I&M
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	$2,858	$120,242	$11,717	$(84,474)	$50,343
Cash Flow Hedges:
Commodity Hedges (a)	-	330	-	(130)	200
Total Risk Management Assets	2,858	120,572	11,717	(84,604)	50,543

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (d)	6,508	-	-	10,275	16,783
Fixed Income Securities:
United States Government	-	647,918	-	-	647,918
Corporate Debt	-	35,399	-	-	35,399
State and Local Government	-	270,090	-	-	270,090
Subtotal Fixed Income Securities	-	953,407	-	-	953,407
Equity Securities - Domestic (e)	735,582	-	-	-	735,582
Total Spent Nuclear Fuel and Decommissioning Trusts	742,090	953,407	-	10,275	1,705,772

Total Assets	$744,948	$1,073,979	$11,717	$(74,329)	$1,756,315

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$1,346	$110,621	$4,176	$(91,183)	$24,960
Cash Flow Hedges:
Commodity Hedges (a)	-	1,061	-	(130)	931
Interest Rate/Foreign Currency Hedges	-	19,524	-	-	19,524
Total Risk Management Liabilities	$1,346	$131,206	$4,176	$(91,313)	$45,415

	Assets and Liabilities Measured at Fair Value on a Recurring Basis
	December 31, 2011
I&M
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	$3,001	$203,175	$16,305	$(162,227)	$60,254
Cash Flow Hedges:
Commodity Hedges (a)	-	702	-	(425)	277
De-designated Risk Management Contracts (c)	-	-	-	983	983
Total Risk Management Assets	3,001	203,877	16,305	(161,669)	61,514

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (d)	-	5,431	-	12,798	18,229
Fixed Income Securities:
United States Government	-	543,506	-	-	543,506
Corporate Debt	-	53,979	-	-	53,979
State and Local Government	-	329,986	-	-	329,986
Subtotal Fixed Income Securities	-	927,471	-	-	927,471
Equity Securities - Domestic (e)	646,032	-	-	-	646,032
Total Spent Nuclear Fuel and Decommissioning Trusts	646,032	932,902	-	12,798	1,591,732

Total Assets	$649,033	$1,136,779	$16,305	$(148,871)	$1,653,246

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$1,626	$185,092	$14,995	$(178,022)	$23,691
Cash Flow Hedges:
Commodity Hedges (a)	-	1,901	47	(425)	1,523
Interest Rate/Foreign Currency Hedges	-	10,637	-	-	10,637
Total Risk Management Liabilities	$1,626	$197,630	$15,042	$(178,447)	$35,851

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

(c)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for “Derivatives and Hedging.” At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(d)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(e)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(f)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3
Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(5,204)	(3,554)	(7,452)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	5,401	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	23	13	28	-	-
Purchases, Issuances and Settlements (c)	11,200	7,734	16,214	-	-
Transfers into Level 3 (d) (e)	1,392	860	1,909	-	-
Transfers out of Level 3 (e) (f)	(1,930)	(1,144)	(2,527)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	3,527	2,369	(810)	-	-
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$-	$-

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (e)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	1,670	963	2,053	2	2
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	21,314	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(7,163)	(4,121)	(8,800)	(1)	(1)
Transfers into Level 3 (d) (e)	1,133	616	1,333	-	-
Transfers out of Level 3 (e) (f)	(10,999)	(6,558)	(13,978)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	11,062	7,392	(5,684)	(2)	(2)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)       Represents existing assets or liabilities that were previously categorized as Level 3.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

Significant Unobservable Inputs for Level 3
I&M	Fair Value		Valuation	Significant	Forward Price Range
	Assets	Liabilities	Technique	Unobservable Input (a)	Low	High
	(in thousands)
Energy Contracts	$10,516	$2,693	Discounted Cash Flow	Forward Market Price	$9.40	$68.80
FTRs	1,201	1,483	Discounted Cash Flow	Forward Market Price	(3.21)	14.79
Total	$11,717	$4,176

(a)       Represents market prices in dollars per MWh.

Ohio Power Co [Member]
Book Values and Fair Values of Long-term Debt
	December 31,
	2012		2011
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$3,702,442	$4,555,143	$3,726,251	$4,431,912
I&M	2,057,666	2,372,017	2,057,675	2,339,344
OPCo	3,860,440	4,560,337	4,054,148	4,665,739
PSO	949,871	1,175,759	947,364	1,123,306
SWEPCo	2,046,228	2,400,509	1,728,637	2,019,094

Fair Value, Assets and Liabilities Measured on Recurring Basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2012
OPCo
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Other Cash Deposits (f)	$-	$26	$-	$39	$65

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	5,848	238,254	23,973	(175,890)	92,185
Cash Flow Hedges:
Commodity Hedges (a)	-	688	-	(272)	416
Total Risk Management Assets	5,848	238,942	23,973	(176,162)	92,601

Total Assets	$5,848	$238,968	$23,973	$(176,123)	$92,666

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$2,753	$226,536	$8,544	$(189,616)	$48,217
Cash Flow Hedges:
Commodity Hedges (a)	-	2,175	-	(272)	1,903
Total Risk Management Liabilities	$2,753	$228,711	$8,544	$(189,888)	$50,120

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011
OPCo
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Other Cash Deposits (f)	$26	$-	$-	$22	$48

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	6,339	421,249	34,425	(356,766)	105,247
Cash Flow Hedges:
Commodity Hedges (a)	-	1,483	-	(899)	584
De-designated Risk Management Contracts (c)	-	-	-	2,076	2,076
Total Risk Management Assets	6,339	422,732	34,425	(355,589)	107,907

Total Assets	$6,365	$422,732	$34,425	$(355,567)	$107,955

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$3,433	$406,259	$31,659	$(390,139)	$51,212
Cash Flow Hedges:
Commodity Hedges (a)	-	4,038	100	(899)	3,239
Total Risk Management Liabilities	$3,433	$410,297	$31,759	$(391,038)	$54,451

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

(c)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for “Derivatives and Hedging.” At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(d)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(e)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(f)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3
Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(5,204)	(3,554)	(7,452)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	5,401	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	23	13	28	-	-
Purchases, Issuances and Settlements (c)	11,200	7,734	16,214	-	-
Transfers into Level 3 (d) (e)	1,392	860	1,909	-	-
Transfers out of Level 3 (e) (f)	(1,930)	(1,144)	(2,527)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	3,527	2,369	(810)	-	-
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$-	$-

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (e)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	1,670	963	2,053	2	2
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	21,314	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(7,163)	(4,121)	(8,800)	(1)	(1)
Transfers into Level 3 (d) (e)	1,133	616	1,333	-	-
Transfers out of Level 3 (e) (f)	(10,999)	(6,558)	(13,978)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	11,062	7,392	(5,684)	(2)	(2)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)       Represents existing assets or liabilities that were previously categorized as Level 3.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

Significant Unobservable Inputs for Level 3
OPCo	Fair Value		Valuation	Significant	Forward Price Range
	Assets	Liabilities	Technique	Unobservable Input (a)	Low	High
	(in thousands)
Energy Contracts	$21,516	$5,510	Discounted Cash Flow	Forward Market Price	$9.40	$68.80
FTRs	2,457	3,034	Discounted Cash Flow	Forward Market Price	(3.21)	14.79
Total	$23,973	$8,544

(a)       Represents market prices in dollars per MWh.

Public Service Co of Oklahoma [Member]
Book Values and Fair Values of Long-term Debt
	December 31,
	2012		2011
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$3,702,442	$4,555,143	$3,726,251	$4,431,912
I&M	2,057,666	2,372,017	2,057,675	2,339,344
OPCo	3,860,440	4,560,337	4,054,148	4,665,739
PSO	949,871	1,175,759	947,364	1,123,306
SWEPCo	2,046,228	2,400,509	1,728,637	2,019,094

Fair Value, Assets and Liabilities Measured on Recurring Basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2012
PSO
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	$-	$1,657	$-	$(1,142)	$515
Cash Flow Hedges:
Commodity Hedges (a)	-	42	-	(17)	25
Total Risk Management Assets	$-	$1,699	$-	$(1,159)	$540

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$-	$7,021	$-	$(1,142)	$5,879
Cash Flow Hedges:
Commodity Hedges (a)	-	17	-	(17)	-
Total Risk Management Liabilities	$-	$7,038	$-	$(1,159)	$5,879

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011
PSO
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	$97	$7,797	$-	$(7,015)	$879

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$53	$9,542	$-	$(7,092)	$2,503
Cash Flow Hedges:
Commodity Hedges	-	107	-	-	107
Total Risk Management Liabilities	$53	$9,649	$-	$(7,092)	$2,610

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

(c)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for “Derivatives and Hedging.” At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(d)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(e)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(f)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3
Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(5,204)	(3,554)	(7,452)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	5,401	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	23	13	28	-	-
Purchases, Issuances and Settlements (c)	11,200	7,734	16,214	-	-
Transfers into Level 3 (d) (e)	1,392	860	1,909	-	-
Transfers out of Level 3 (e) (f)	(1,930)	(1,144)	(2,527)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	3,527	2,369	(810)	-	-
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$-	$-

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (e)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	1,670	963	2,053	2	2
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	21,314	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(7,163)	(4,121)	(8,800)	(1)	(1)
Transfers into Level 3 (d) (e)	1,133	616	1,333	-	-
Transfers out of Level 3 (e) (f)	(10,999)	(6,558)	(13,978)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	11,062	7,392	(5,684)	(2)	(2)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)       Represents existing assets or liabilities that were previously categorized as Level 3.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

Southwestern Electric Power Co [Member]
Book Values and Fair Values of Long-term Debt
	December 31,
	2012		2011
Company	Book Value	Fair Value	Book Value	Fair Value

	(in thousands)
APCo	$3,702,442	$4,555,143	$3,726,251	$4,431,912
I&M	2,057,666	2,372,017	2,057,675	2,339,344
OPCo	3,860,440	4,560,337	4,054,148	4,665,739
PSO	949,871	1,175,759	947,364	1,123,306
SWEPCo	2,046,228	2,400,509	1,728,637	2,019,094

Fair Value, Assets and Liabilities Measured on Recurring Basis
Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2012
SWEPCo
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	$-	$2,804	$-	$(2,133)	$671
Cash Flow Hedges:
Commodity Hedges (a)	-	41	-	(17)	24
Total Risk Management Assets	$-	$2,845	$-	$(2,150)	$695

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$-	$3,261	$-	$(2,133)	$1,128
Cash Flow Hedges:
Commodity Hedges (a)	-	17	-	(17)	-
Total Risk Management Liabilities	$-	$3,278	$-	$(2,150)	$1,128

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2011
SWEPCo
	Level 1	Level 2	Level 3	Other	Total
Assets:	(in thousands)

Risk Management Assets
Risk Management Commodity Contracts (a) (b)	$122	$7,023	$-	$(6,421)	$724
Cash Flow Hedges:
Interest Rate/Foreign Currency Hedges	-	3	-	-	3
Total Risk Management Assets	$122	$7,026	$-	$(6,421)	$727

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (a) (b)	$66	$11,753	$-	$(6,479)	$5,340
Cash Flow Hedges:
Commodity Hedges	-	97	-	-	97
Interest Rate/Foreign Currency Hedges	-	19,143	-	-	19,143
Total Risk Management Liabilities	$66	$30,993	$-	$(6,479)	$24,580

(a)       Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(b)       Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

(c)       Represents contracts that were originally MTM but were subsequently elected as normal under the accounting guidance for “Derivatives and Hedging.” At the time of the normal election, the MTM value was frozen and no longer fair valued. This MTM value will be amortized into revenues over the remaining life of the contracts.

(d)       Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 2 amounts primarily represent investments in money market funds.

(e)       Amounts represent publicly traded equity securities and equity-based mutual funds.

(f)       Amounts in “Other” column primarily represent cash deposits with third parties. Level 1 and Level 2 amounts primarily represent investments in money market funds.

Changes in Fair Value of Net Trading Derivatives Classified as Level 3
Year Ended December 31, 2012	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(5,204)	(3,554)	(7,452)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	5,401	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	23	13	28	-	-
Purchases, Issuances and Settlements (c)	11,200	7,734	16,214	-	-
Transfers into Level 3 (d) (e)	1,392	860	1,909	-	-
Transfers out of Level 3 (e) (f)	(1,930)	(1,144)	(2,527)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	3,527	2,369	(810)	-	-
Balance as of December 31, 2012	$10,979	$7,541	$15,429	$-	$-

Year Ended December 31, 2011	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	(2,154)	(1,261)	(2,711)	-	-
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	7,741	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	(73)	(47)	(100)	-	-
Purchases, Issuances and Settlements (c)	1,574	847	1,858	-	-
Transfers into Level 3 (d) (e)	2,488	1,531	3,257	-	-
Transfers out of Level 3 (e) (f)	(3,003)	(1,906)	(4,032)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	(1,992)	(1,009)	(9,930)	(1)	(2)
Balance as of December 31, 2011	$1,971	$1,263	$2,666	$-	$-

Year Ended December 31, 2010	APCo	I&M	OPCo	PSO	SWEPCo

	(in thousands)
Balance as of December 31, 2009	$9,428	$4,816	$10,345	$2	$3
Realized Gain (Loss) Included in Net Income
(or Changes in Net Assets) (a) (b)	1,670	963	2,053	2	2
Unrealized Gain (Loss) Included in Net
Income (or Changes in Net Assets) Relating
to Assets Still Held at the Reporting Date (a)	-	-	21,314	-	-
Realized and Unrealized Gains (Losses)
Included in Other Comprehensive Income	-	-	-	-	-
Purchases, Issuances and Settlements (c)	(7,163)	(4,121)	(8,800)	(1)	(1)
Transfers into Level 3 (d) (e)	1,133	616	1,333	-	-
Transfers out of Level 3 (e) (f)	(10,999)	(6,558)	(13,978)	-	-
Changes in Fair Value Allocated to Regulated
Jurisdictions (g)	11,062	7,392	(5,684)	(2)	(2)
Balance as of December 31, 2010	$5,131	$3,108	$6,583	$1	$2

(a)       Included in revenues on the statements of income.

(b)       Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(c)       Represents the settlement of risk management commodity contracts for the reporting period.

(d)       Represents existing assets or liabilities that were previously categorized as Level 2.

(e)       Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(f)       Represents existing assets or liabilities that were previously categorized as Level 3.

(g)       Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.